Description of Business - Related Parties - Navios Europe II (Table) (Details) - Navios Europe II	12 Months Ended
	Dec. 31, 2017	Feb. 18, 2015
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Percentage of voting stock held	50.00%
Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Percentage of voting stock held	50.00%
Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership		5.00%
Percentage of voting stock held	0.00%
Dry bulkers vessels
Related Party Transaction [Line Items]
Number of vessels	7
Container vessels
Related Party Transaction [Line Items]
Number of vessels	7